Intangible Assets - Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2018	£ 356
1% increase in average discount rate	128
5% decrease in annual contribution	27
10% decrease in annual contribution	(301)
1% decrease in perpetuity growth rate	167
Core [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2018	210
1% increase in average discount rate	67
5% decrease in annual contribution	84
10% decrease in annual contribution	(42)
1% decrease in perpetuity growth rate	83
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Headroom at 31 December 2018	20
1% increase in average discount rate	(8)
5% decrease in annual contribution	3
10% decrease in annual contribution	(14)
1% decrease in perpetuity growth rate	£ (4)